FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGMENT (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($) contract	Dec. 31, 2018 CAD ($) contract	Jun. 30, 2018 CAD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized gains (losses) on risk management contracts	$ 80.8	$ (62.5)
Customer Concentration Risk [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration risk	0.00%
Foreign Exchange Forward [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative notional amount					$ 3,200.0
Derivative, Gain on Derivative	$ 1.3
Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed rate debt, percent			59.00%	59.00%
Number of instruments | contract			0	0
Foreign Exchange Option [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative, Loss on Derivative	36.0
Weather Related Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized gains (losses) on risk management contracts	(1.0)
Currency, U.S. Dollar [Member] | Net Investment Hedge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on translation, net of tax	80.2	6.6
Outstanding amount of hedge			$ 1,494.0
Currency, U.S. Dollar [Member] | Foreign Exchange Option [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative notional amount				$ 1,200.0
Unrealized gains (losses) on risk management contracts	$ 34.3	$ (34.3)